UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Profit / (loss) for the period	€ (11,169)	€ 5,663	€ (26,068)	€ (46,298)
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:
Remeasurements on post-employment benefit obligations	152	0	2,288	0
Income tax effect	(36)	0	(549)	0
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:	116	0	1,739	0
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:
Currency translation differences	(1,180)	(163)	(1,145)	(1,578)
Hyperinflation adjustment	346	0	346	0
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:	(834)	(163)	(799)	(1,578)
Other comprehensive income / (loss) for the period, net of tax	(718)	(163)	940	(1,578)
Total comprehensive income / (loss) for the period	(11,887)	5,500	(25,128)	(47,876)
Attributable to:
Owners of the parent	(12,005)	5,113	(26,019)	(48,140)
Non-controlling interest	118	387	891	264
Total comprehensive income / (loss) for the period	€ (11,887)	€ 5,500	€ (25,128)	€ (47,876)